S-K 1603(a) SPAC Sponsor	Nov. 06, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	ZA Sponsor I LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our Sponsor is permitted to undertake any activities permitted under Delaware law and other applicable law, our Sponsor’s business is focused on investing in our company.